Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
ASSETS
Cash and due from financial institutions	$ 18,459	$ 8,698
Interest-earning time deposits in other financial institutions	13,599	6,615
Securities available-for-sale	122,243	155,223
Federal Home Loan Bank (FHLB) stock, at cost (restricted)	4,029	4,275
Loans held for sale, at fair value	3,581	763
Loans, net of allowance for loan losses of $3,634 and $3,595 at December 31, 2015 and 2014	341,552	306,131
Mortgage servicing rights	334	351
Other real estate owned	2,200	649
Premises and equipment, net	8,608	8,668
Goodwill	8,431	8,431
Other intangible assets	153	204
Bank owned life insurance	15,034	14,608
Accrued interest receivable and other assets	4,968	4,000
Total assets	543,191	518,616
Deposits:
Non-interest bearing	62,020	53,030
Interest bearing	328,939	287,738
Total deposits	390,959	340,768
Federal Home Loan Bank advances	55,000	84,919
Subordinated debentures	5,155	5,155
Accrued interest payable and other liabilities	6,529	5,386
Total liabilities	$ 457,643	$ 436,228
Commitments and contingent liabilities (Note 22)
Shareholders’ equity:
Preferred stock, no par value; 50,000,000 shares authorized	$ 0	$ 0
Common stock, $0.01 par value; 100,000,000 shares authorized at December 31, 2015 and 2014; 5,578,223 and 5,672,968 shares issued and outstanding at December 31, 2015 and 2014	56	57
Additional paid-in capital	40,120	40,609
Retained earnings	47,940	44,258
Accumulated other comprehensive income, net of tax expense of $162 and $269 at December 31, 2015 and 2014	310	522
Unearned Employee Stock Ownership Plan (ESOP) shares	(2,878)	(3,058)
Total shareholders’ equity	85,548	82,388
Total liabilities and shareholders’ equity	$ 543,191	$ 518,616